--------------------------------------------------------------------------------
                          PLAN INVESTMENT FUND, INC.



                              SEMI-ANNUAL REPORT
                                JUNE 30, 1997


















                             ADMINISTRATOR
                             ---------------------------------------------------
                             Health Plans
                             ===================================================
                             CAPITAL SERVICES
                                        CORP                      [CSC LOGO]

                             225 N. Michigan * Chicago, IL 60601 * (312)297-6372

                          PLAN INVESTMENT FUND, INC.

                              PRESIDENT'S LETTER





                                        August 9, 1997


Fellow Investors:

On behalf of the Board of Trustees, I am pleased to submit the 1997 Semi-Annual Report for Plan Investment Fund, Inc. Average assets declined modestly during the first half of the year, in some cases reflecting reduced profitability and cash flow at many Blue Cross Blue Shield Plans. As indicated in the accompanying table of comparative returns, each of the Portfolios continued to provide competitive returns while maintaining their high quality guidelines.

The bullish fundamentals of fixed income markets became more apparent in the second quarter. The budget deficit appears to have shrunk dramatically, the Federal Reserve has remained friendly and inflation statistics are the lowest in a generation. With this backdrop, bond investors drove rates down across the yield spectrum.

At its April meeting, the Board of Trustees adopted a modest investment guideline change for the Short-Term Portfolio. The performance measurement guidelines were changed to reflect a change in the neutral duration position of the Portfolio. The neutral duration position was extended to nine months from six months. During periods when the yield curve has a positive slope, this change should provide additional yield over the Government/Repo Portfolio, Money Market Fund Portfolio, and other similar alternatives. During periods of declining interest rates, this change enables the Portfolio to maintain higher yields. The Short Term Portfolio should be considered for potential additional income opportunities from your short term assets.

The Plan Investment Fund Portfolios continue in the tradition of dependable, high quality investment vehicles operated in a cost efficient manner. We look forward to serving your investment needs.

                                        Sincerely,




                                        Philip A. Goss
                                        President and Chief Executive Officer

     COMPARATIVE  PERFORMANCE:  ANNUALIZED TOTAL RETURN



    Periods Ended                         Three    Six    One      From
    June 30, 1997                        Months  Months   Year  Inception *
    -----------------------------------  ------  ------  -----  -----------
    PIF GOVERNMENT/REPO PORTFOLIO         5.56%   5.48%  5.44%     5.58%
    Donoghues Inst. Money Market Avg.     5.30%   5.22%  5.18%     5.30%
    Repurchase Agreements                 5.64%   5.53%  5.50%     5.65%

    PIF MONEY MARKET PORTFOLIO            5.50%   5.43%  5.40%     6.00%
    Donoghues Inst. Money Market Avg.     5.30%   5.22%  5.18%     5.80%
    Repurchase Agreements                 5.64%   5.53%  5.50%     6.00%

    PIF SHORT-TERM PORTFOLIO              6.50%   5.55%  5.63%     6.12%
    6 Month U.S. Treasury Bill Index      5.44%   5.41%  5.41%     5.88%
    1 - 3 Year U.S. Treasury Note Index   9.16%   5.90%  6.57%     7.14%




* Inception dates

6/01/95: Government/REPO Portfolio      3/11/87: Money Market Portfolio,
                                          Short-Term Portfolio



PORTFOLIO  CHARACTERISTICS


                                                           Closing   Closing
                                         Average  Closing  Average   Average
Portfolio/Month                           Yield   Price    Maturity  Quality
---------------                          -------  -------  --------  -------
GOVERNMENT/REPO PORTFOLIO
 April                                    5.40%   $1.00     1 Day       A1+
 May                                      5.41%   $1.00     3 Days      A1+
 June                                     5.46%   $1.00     1 Day       A1+

MONEY MARKET PORTFOLIO
 April                                    5.31%   $1.00    47 Days      A1+
 May                                      5.36%   $1.00    43 Days      A1+
 June                                     5.44%   $1.00    58 Days      A1+

SHORT-TERM PORTFOLIO
 April                                    5.41%   $9.93    5.3 Months   AA+
 May                                      5.52%   $9.94    9.6 Months   AAA
 June                                     5.60%   $9.95   10.9 Months   AA+

                            STATEMENT OF NET ASSETS
                                  (Unaudited)

                           GOVERNMENT/REPO PORTFOLIO

                                 June 30, 1997



                                        PERCENTAGE
                                            OF          PAR
                                        NET ASSETS     (000)     VALUE
                                        ----------     -----     -----

--------------------------------------------------------------------------------
GOVERNMENT AGENCY OBLIGATIONS              73.8%
--------------------------------------------------------------------------------

    Federal Home Loan Mortgage Corporation
       6.00% (7/01/97)                                 $95,000   $ 95,000,000
                                                                 ------------
       (Cost $95,000,000)




--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                      26.8%
--------------------------------------------------------------------------------

    Donaldson, Lufkin & Jenrette
       5.90% (7/01/97)
       (Collateralized by $20,157,000 U.S.
       Treasury Bill, 6.125%; due 9/30/00;
       Market Value  $20,419,041)
       (Cost $20,000,000)                               20,000     20,000,000

    Morgan Stanley & Co.
       6.20% (7/01/97)
       (Collateralized by $11,121,000 U.S.
       Treasury Bill, 12.375%; due 5/14/04;
       Market Value  $14,913,002)
       (Cost $14,500,000)                               14,500     14,500,000
                                                                 ------------

    TOTAL REPURCHASE AGREEMENTS                                    34,500,000
                                                                 ------------
    (Cost $34,500,000)

   TOTAL INVESTMENTS IN SECURITIES.....   100.6%                  129,500,000
       (Cost $129,500,000*)

   LIABILITIES IN EXCESS OF OTHER ASSETS   (0.6%)                    (762,568)
                                           -----                 ------------

                            STATEMENT OF NET ASSETS

                           GOVERNMENT/REPO PORTFOLIO



                                               PERCENTAGE
                                                       OF
                                               NET ASSETS          VALUE
                                               ----------       ------------
NET ASSETS (Applicable to 128,737,432
PCs outstanding)                                 100.0%         $128,737,432
                                                 ======         ============

NET ASSET VALUE, offering and
redemption price per PC
($128,737,432/128,737,432 PCs)                                         $1.00
                                                                ============


* Aggregate cost for Federal tax purposes.


                See accompanying notes to financial statements.

                            STATEMENT OF NET ASSETS
                                  (Unaudited)

                             MONEY MARKET PORTFOLIO

                                 June 30, 1997


                                        PERCENTAGE
                                            OF          PAR
                                        NET ASSETS     (000)     VALUE
                                        ----------     -----     -----

--------------------------------------------------------------------------------
COMMERCIAL PAPER                          82.4%
--------------------------------------------------------------------------------

AGRICULTURAL SERVICES..................    6.4%
   Cargill Financial Services, Corp.
        5.67% (12/29/97)                               $20,000   $19,429,850
   Golden Peanut Co.
        5.59%-5.63% (8/05/97-9/02/97)                    9,670     9,591,217
                                                                 -----------
                                                                  29,021,067
                                                                 -----------

BANKS..................................    8.4%
   National City Credit Corp.
        5.62% (8/20/97-9/02/97)                         19,000    18,827,340
   Norwest  Financial, Inc.
        5.57% (12/09/97)                                20,000    19,501,793
                                                                 -----------
                                                                  38,329,133
                                                                 -----------

BOOKS:  PUBLISHING & PRINTING..........    1.4%
   McGraw-Hill, Inc.
        5.60% (9/02/97)                                  6,500     6,436,300
                                                                 -----------

CHEMICALS & ALLIED PRODUCTS............    2.2%
   Bayer Corp.
        5.54% (9/23/97)                                 10,000     9,870,733
                                                                 ----------

CUTLERY & HARDWARE....................     4.4%
   Gillette Co.
        6.15% (7/01/97)                                 20,000    20,000,000
                                                                 -----------

FINANCE LESSORS.......................     3.5%
   General Electric Capital Corp.
        5.70% (2/02/98)                                 15,000    14,487,000
   Pitney Bowes Credit Corp.
        5.37% (7/21/97)                                  1,650     1,645,078
                                                                 -----------
                                                                  16,132,078
                                                                 -----------

                            STATEMENT OF NET ASSETS

                             MONEY MARKET PORTFOLIO



                                        PERCENTAGE
                                            OF          PAR
                                        NET ASSETS     (000)     VALUE
                                        ----------     -----     -----

MOTOR VEHICLES & CAR BODIES...........     3.3%
  Daimler-Benz North America Corp.
     5.46%-5.61% (8/04/97-10/08/97)                    $15,065   $14,853,794
                                                                 -----------

PERSONAL CREDIT INSTITUTIONS..........    16.9%
  American General Finance Corp.
     5.63%-5.67% (7/07/97-10/06/97)                     25,000    24,833,150
  Associates Corp. of North America
     5.68% (7/30/97)                                    16,000    15,926,791
  Ford Motor Credit Corp.
     5.60%-5.62% (7/21/97-12/08/97)                     21,554    21,344,045
  Household Finance Corp.
     5.64% (7/17/97)                                    15,000    14,962,400
                                                                 -----------
                                                                  77,066,386
                                                                 -----------

PETROLEUM REFINING...................      8.8%
  Koch Industries, Inc.
      6.15% (7/01/97)                                    20,000   20,000,000
  Shell Oil Co.
      6.15% (7/01/97)                                    20,000   20,000,000
                                                                 -----------
                                                                  40,000,000
                                                                 -----------

PIPE LINES ...........................     0.9%
   Colonial Pipeline Co.
       5.30%-5.32%  (8/14/97-8/18/97)                     4,000    3,972,863
                                                                 -----------

SECURITY BROKERS & DEALERS............    14.1%
   Credit Suisse First Boston Inc.
       5.44% (9/10/97)                                   18,000   17,806,880
   Goldman Sachs Group L.P.
       5.65% (11/04/97)                                  23,000   22,545,175
   Merrill Lynch & Co.
       5.40%-5.70% (7/09/97-11/17/97)                    24,000   23,783,925
                                                                 -----------
                                                                  64,135,980
                                                                 -----------

SERVICES - AUTO RENT & LEASE..........     4.3%
   PHH Corp.
       5.63% (8/22/97)                                   20,000   19,837,356
                                                                 -----------

SERVICES - EQUIPMENT RENT & LEASE.....     3.3%
   International Lease Finance Corp.
       5.63% (8/06/97)                                   14,500   14,418,365
                                                                 -----------

                            STATEMENT OF NET ASSETS

                             MONEY MARKET PORTFOLIO



                                        PERCENTAGE
                                            OF          PAR
                                        NET ASSETS     (000)     VALUE
                                        ----------     -----     -----
SHORT-TERM BUSINESS CREDIT..............   4.5%
  Asset Securitization Cooperative Corp.
        5.43% (7/08/97)                                 $15,000  $ 14,984,163
  Caterpiller Financial Service Corp.
        5.56% (9/15/97)                                   5,415     5,351,440
                                                                 ------------
                                                                   20,335,603
                                                                 ------------

        TOTAL COMMERCIAL PAPER                                    374,409,658
        (Cost $374,409,658)                                      ------------
--------------------------------------------------------------------------------
VARIABLE RATE OBLIGATIONS                 13.8%
--------------------------------------------------------------------------------

BANKS...................................   8.3%
   Bank of America National Trust & Savings
        5.55% (7/01/97)                                  20,000    19,984,505
   CoreStates Bank, N.A.
        5.6575% (7/29/97)                                18,000    18,000,000
                                                                 ------------
                                                                   37,984,505
                                                                 ------------
SECURITY BROKERS & DEALERS..............   5.5%
   Bear Stearns Companies Inc.
        5.79% (8/07/97)                                  25,000    25,000,000
                                                                 ------------

        TOTAL VARIABLE RATE OBLIGATIONS                            62,984,505
        (Cost $62,984,505)                                       ------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                      4.3%
--------------------------------------------------------------------------------

   Morgan Stanley & Co.
        6.20% (7/01/97)
        (Collateralized by $19,725,000 U.S.
        Treasury Note, 6.50%; due 4/30/99;
        Market Value $20,105,583)
        (Cost $19,700,000)                               19,700    19,700,000
                                                                 ------------

                            STATEMENT OF NET ASSETS

                             MONEY MARKET PORTFOLIO

                                             PERCENTAGE
                                                 OF
                                             NET ASSETS    VALUE
                                             ----------  -------------
TOTAL INVESTMENTS IN SECURITIES.........       100.5%     $457,094,163
    (Cost $457,094,163*)

LIABILITIES IN EXCESS OF OTHER ASSETS...        (0.5%)      (2,179,454)
                                               ------     ------------
NET ASSETS (Applicable to 454,912,527
PCs outstanding)                               100.0%     $454,914,709
                                               ======     ============

NET ASSET VALUE, offering and
redemption price per PC
($454,914,709 / 454,912,527 PCs)                                 $1.00
                                                                 =====



* Aggregate cost for Federal tax purposes.


                See accompanying notes to financial statements.

                            STATEMENT OF NET ASSETS
                                  (Unaudited)

                              SHORT-TERM PORTFOLIO

                                 June 30, 1997


                                        PERCENTAGE
                                            OF          PAR
                                        NET ASSETS     (000)     VALUE
                                        ----------     -----     -----
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS                 15.8%
--------------------------------------------------------------------------------

  U.S. Treasury Notes
        6.00%-6.375 (9/30/98-5/31/99)                  $7,630    $7,654,659
                                                                 ----------
        (Cost $7,637,033)
--------------------------------------------------------------------------------
GOVERNMENT AGENCY OBLIGATIONS             16.3 %
--------------------------------------------------------------------------------

  Federal Home Loan Mortgage Corporation
    Mortgage Pass-Throughs
        5.95%-6.50%  (6/19/98-6/1/02)                   7,900     7,894,656
                                                                 ----------
        (Cost $7,889,105)

--------------------------------------------------------------------------------
ASSET BACKED SECURITIES                    7.8%
--------------------------------------------------------------------------------

Capital Equipment Receivables Trust
        5.60% (10/15/97)                                  340       339,942
Ford Credit  Grantor Trust
        4.30% (9/29/97)                                   511       508,392
Ford  Credit Motor Trust 95-A
        5.90% (3/30/98)                                   315       315,045
Premier Auto Trust 95-2A5
        7.15% (9/30/97)                                 2,637     2,642,669
                                                                 ----------

        TOTAL ASSET BACKED SECURITIES                             3,806,048
        (Cost $3,827,581)                                        ----------


                            STATEMENT OF NET ASSETS

                              SHORT-TERM PORTFOLIO

                                        PERCENTAGE
                                            OF          PAR
                                        NET ASSETS     (000)     VALUE
                                        ----------     -----     -----

--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT                    9.3%
--------------------------------------------------------------------------------

  Wachovia Bank N.C.
        6.15% (5/06/98)                                $2,500   $2,500,825
  Morgan (J.P.) & Co., Inc.
        5.73% (8/12/97)                                 2,000    1,999,720
                                                                ----------

        TOTAL CERTIFICATES OF DEPOSIT                            4,500,545
        (Cost $4,499,526)                                       ----------

--------------------------------------------------------------------------------
COMMERCIAL PAPER                          30.2%
--------------------------------------------------------------------------------

BEVERAGES...........................       4.2%
  Pepsico, Inc.
        5.47% (7/02/97)                                 2,035    2,034,691
                                                                ----------

CHEMICALS...........................       4.6%
  Air Products & Chemicals, Inc.
        5.58% (7/21/97)                                 2,260    2,252,877
                                                                ----------

FINANCIAL SECURITIES BROKERS........       4.9%
  Bear Stearns Companies, Inc.
        5.53% (7/07/97)                                 2,375    2,372,811
                                                                ----------

FINANCIAL SERVICES..................       4.1%
 Motorola Credit Corp.
       5.50% (8/25/97)                                  2,000    1,982,914
                                                                ----------

FIRE AND CASUALTY INSURANCE.........       2.1%
 USAA Capital Corp.
       5.62% (7/21/97)                                  1,025    1,021,746
                                                                ----------

INSURANCE  (LIFE)...................       2.0%
MetLife Funding Corp.
       5.53% (8/12/97)                                    980      973,679
                                                                ----------

PAPER AND FOREST PRODUCTS...........       3.6%
 Pitney Bowes Inc.
       5.57% (7/15/97)                                  1,770    1,766,102
                                                                ----------

                            STATEMENT OF NET ASSETS

                              SHORT-TERM PORTFOLIO



                                                                        PERCENTAGE
                                                                                OF          PAR
                                                                        NET ASSETS         (000)         VALUE
                                                                        ----------        ------       ----------
PUBLISHING............................................................        4.7%
 Gannett Co., Inc.
       5.50% (8/19/97)                                                                   $2,295        $ 2,277,532
                                                                                                       -----------

       TOTAL COMMERCIAL PAPER                                                                           14,682,352
       (Cost $14,683,152)                                                                              -----------

------------------------------------------------------------------------------------------------------------------
FIXED RATE OBLIGATIONS                                                        25.2%
------------------------------------------------------------------------------------------------------------------

AUTOMOBILES.......................................................
 General Motors Acceptance Corp.
        6.20%-7.85% (11/17/97-12/07/98)                                        4.8%       2,300          2,308,776
                                                                                                       -----------

BANKS.............................................................             4.1%
 FCC National Bank
        6.05%  (11/04/98)                                                                 2,000          1,995,500
                                                                                                       -----------

OFFICE EQUIPMENT..................................................             3.5%
 IBM Credit Corp.
        5.93% (3/18/98)                                                                   1,700          1,698,844
                                                                                                       -----------

SECURITY BROKERS & DEALERS........................................             8.2%
 Dean Witter Discover & Co.
        6.00% (3/01/98)                                                                   2,000          2,000,620
 Merrill Lynch & Co.
        6.64% (4/09/99)                                                                   2,000          2,008,840
                                                                                                       -----------
                                                                                                         4,009,460

SERVICES - EQUIPMENT LEASING......................................             4.6%
 International Lease Finance Corp.
     5.37% (2/02/98)                                                                      2,250          2,242,620
                                                                                                       -----------

     TOTAL FIXED RATE OBLIGATIONS                                                                       12,255,200
                                                                                                       -----------
     (Cost $12,260,958)

TOTAL INVESTMENTS IN SECURITIES.............                                 104.6%                     50,793,460
     (Cost $50,797,355*)

LIABILITIES IN EXCESS OF OTHER ASSETS...                                   (   4.6%)                    (2,231,042)
                                                                          ---------                    -----------

                            STATEMENT OF NET ASSETS

                              SHORT-TERM PORTFOLIO




                                                  PERCENTAGE
                                                          OF
                                                  NET ASSETS        VALUE
                                                  ----------  -----------

       NET ASSETS (Applicable to 4,880,709
       PCs outstanding)                               100.0%  $48,562,418
                                                  ==========  ===========

       NET ASSET VALUE, offering and redemption
       price per PC ($48,562,418/ 4,880,709 PCs)                    $9.95
                                                              ===========



*  Aggregate cost for Federal tax purposes.
   The aggregate gross unrealized appreciation or depreciation for all securities is as follows: excess of value over tax cost
   $38,978 excess of tax cost over value
   $42,873.

                See accompanying notes to financial statements.

                            STATEMENTS OF OPERATIONS
                                  (Unaudited)

                         SIX MONTHS ENDED JUNE 30, 1997





                                              GOVERNMENT/REPO      MONEY MARKET   SHORT-TERM
                                                 PORTFOLIO          PORTFOLIO      PORTFOLIO
                                              ---------------      -----------    ----------

INTEREST INCOME                                    $4,714,765     $14,126,724     $1,584,540
                                                   ----------     -----------     ----------
EXPENSES
  Investment advisory fee                             173,414         439,551         80,405
  Administration fee                                   43,354         127,272         13,936
  Custodian                                            14,328          26,418          5,277
  Transfer agent                                        1,644          16,438            919
  Audit                                                 4,222          12,406          1,363
  Insurance                                             4,375          12,880          1,414
  Legal                                                 3,484          10,238          1,126
  Trustee expenses                                      2,315           6,799            748
  Professional services                                 3,674           3,792            282
  Printing                                                721           2,120            233
  Service Agent                                             0               0         50,000
  Miscellaneous                                           197             786             56
  SEC registration fee                                      0               0              0
  Fees waived                                        (164,997)         (5,668)      ( 72,144)
                                                 ------------     -----------     ----------
         Total expenses                                86,731         653,032         83,615
                                                 ------------     -----------     ----------

NET INVESTMENT INCOME                               4,628,034      13,473,692      1,500,925

NET REALIZED GAIN (LOSS) ON SECURITIES SOLD                 0           4,097        (51,085)
UNREALIZED APPRECIATION OF SECURITIES                       0               0         48,432
                                                 ------------     -----------     ----------

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                  $  4,628,034     $13,477,789     $1,498,272
                                                 ============     ===========     ==========


                See accompanying notes to financial statements.

                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (Unaudited)

                           GOVERNMENT/REPO PORTFOLIO



                                                SIX MONTHS ENDED      YEAR ENDED
                                                  JUNE 30, 1997    DECEMBER 31, 1996
                                                -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:


OPERATIONS:

   Net investment income                          $ 4,628,034           $  5,579,782
   Net realized gain (loss) on securities sold              0                      0
                                                -----------------  -----------------
      Net increase in net assets
         resulting from operations                  4,628,034              5,579,782
                                                -----------------  -----------------

DIVIDENDS TO PARTICIPATION
CERTIFICATE HOLDERS:

   From net investment income $.0264
      and $.053 per PC                             (4,628,034)            (5,579,782)
                                                -----------------  -----------------

CAPITAL TRANSACTIONS:

   Proceeds from sale of 1,042,604,927            1,042,604,927        1,417,722,752
      and 1,417,722,752 PCs

   Value of 1,271,531 and 1,568,583 PCs               1,271,531            1,568,583
      issued in reinvestment of dividends

   Cost of 1,071,521,000 and 1,381,988,959
      PCs repurchased                            (1,071,521,000)      (1,381,988,959)
                                                -----------------  -----------------

   Increase (decrease) in net assets derived
      from capital transactions                     (27,644,542)          37,302,376
                                                -----------------  -----------------

   Total increase (decrease) in net assets          (27,644,542)          37,302,376

NET ASSETS:

   Beginning of period                              156,381,974          119,079,598
                                                -----------------  -----------------

   End of period                                   $128,737,432         $156,381,974
                                                =================  =================





                See accompanying notes to financial statements.

                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (Unaudited)

                             MONEY MARKET PORTFOLIO



                                                SIX MONTHS ENDED     YEAR ENDED
                                                  JUNE 30, 1997    DECEMBER 31, 1996
                                                -----------------  -------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

   Net investment income                            $13,473,692        $34,545,603
   Net realized gain (loss) on securities sold            4,097             (1,915)
                                                -----------------  -------------------
      Net increase in net assets
         resulting from operations                   13,477,789         34,543,688
                                                -----------------  -------------------

DIVIDENDS TO PARTICIPATION
CERTIFICATE HOLDERS:

   From net investment income $.0263
      and $.052 per PC                              (13,473,692)       (34,545,603)
                                                -----------------  -------------------

CAPITAL TRANSACTIONS:

   Proceeds from sale of 2,060,520,715
      and 6,250,634,449 PCs                       2,060,520,715      6,250,634,449

   Value of 9,595,480 and 18,322,446 PCs
      issued in reinvestment of dividends             9,595,480          18,322,446

   Cost of 2,140,077,448 and 6,329,059,211
      PCs repurchased                            (2,140,077,448)     (6,329,059,211)
                                                -----------------  -------------------

   Increase (decrease) in net assets derived
      from capital transactions                     (69,961,253)        (60,102,316)
                                                -----------------  -------------------

   Total increase (decrease) in net assets          (69,957,156)        (60,104,231)

NET ASSETS:

   Beginning of period                              524,871,865         584,976,096
                                                -----------------  -------------------

   End of period                                   $454,914,709        $524,871,865
                                                =================  ===================



                See accompanying notes to financial statements.

                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (Unaudited)

                              SHORT-TERM PORTFOLIO



                                                SIX MONTHS ENDED     YEAR ENDED
                                                  JUNE 30, 1997    DECEMBER 31, 1996
                                                -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

   Net investment income                             $1,500,925         $3,849,874
   Net realized gain (loss) on securities sold          (51,085)          (114,232)
   Unrealized appreciation (depreciation)
     of securities                                       48,432           (323,685)
                                                -----------------  -----------------
       Net increase in net assets
          resulting from operations                   1,498,272          3,411,957
                                                -----------------  -----------------

DIVIDENDS TO PARTICIPATION
CERTIFICATE HOLDERS:

   From net investment income $.267
      and $.542 per PC                               (1,500,925)        (3,849,874)
                                                -----------------  -----------------

CAPITAL TRANSACTIONS:

   Proceeds from sale of 60,302
      and 3,710,897 PCs                                 600,000         37,000,000

   Value of 125,972 and 259,814 PCs
      issued in reinvestment of dividends             1,251,976          2,587,864

   Cost of 2,337,269 and 3,330,380
      PCs repurchased                               (23,227,053)       (33,132,139)
                                                -----------------  -----------------

   Increase (decrease) in net assets derived
      from capital transactions                     (21,375,077)         6,455,725
                                                -----------------  -----------------

   Total increase (decrease) in net assets          (21,377,730)         6,017,808

NET ASSETS:

   Beginning of period                               69,940,148         63,922,340
                                                -----------------  -----------------

   End of period                                    $48,562,418        $69,940,148
                                                =================  =================



                See accompanying notes to financial statements.

                              FINANCIAL HIGHLIGHTS
                                  (Unaudited)

                           GOVERNMENT/REPO PORTFOLIO

     For a Participation Certificate (PC) Outstanding Throughout the Period


                                           SIX MONTHS        YEAR         6/1/95(1)
                                             ENDED          ENDED         THROUGH
                                            6/30/97      12/31/96         12/31/95
                                           ------------  --------        -----------

  Net Asset Value, Beginning of Period       $1.00          $1.00           $  1.00
                                           ------------  --------        -----------

  Income From Investment Operations:

  Net Investment Income                       .026           .053              .034
  Net Realized Gain (Loss) on Investments        0              0                 0
                                           ------------  --------         -----------

  Total From Investment Operations            .026           .053              .034
                                           ------------  --------         -----------

  Less Distributions:

  Dividends to PC holders from
    Net Investment Income                   (.026)          (.053)            (.034)
  Distributions to PC holders from
    Net Capital Gains                           0               0                 0
                                           ------------  --------         -----------
  Total Distributions                       (.026)          (.053)            (.034)
                                           ------------  --------         -----------

  Net Asset Value, End of Period            $1.00           $1.00             $1.00
                                           ============  ========         ===========

  Total Return                               5.48% (3)       5.42%             5.99% (3)

  Ratios/Supplemental Data:

  Net Assets, End of Period (000)         $128,737        $156,382          $119,080
  Ratio of Expenses to Average
    Net Assets(2)                             .10% (3)        .10%              .10% (3)
  Ratio of Net Investment Income
    to Average Net Assets                    5.34% (3)       5.29%             5.78% (3)

---------------


(1)  From June 1, 1995 commencement of operations
(2) Without the waiver of advisory and administration fees (see Note C), the ratio of expenses to average daily net assets would have been .29% for the six months ended June 30, 1997 and .29% and .30% for the fiscal periods ended December 31, 1996 and 1995, respectively.
(3)  Annualized

                              FINANCIAL HIGHLIGHTS
                                  (Unaudited)

                             MONEY MARKET PORTFOLIO

     For a Participation Certificate (PC) Outstanding Throughout the Period


                                          SIX MONTHS                YEAR        YEAR         YEAR         YEAR        YEAR
                                             ENDED                 ENDED       ENDED        ENDED        ENDED       ENDED
                                            6/30/97              12/31/96    12/31/95     12/31/94     12/31/93    12/31/92
                                           ----------           ---------    --------      -------   ----------    --------
Net Asset Value, Beginning of Period            $1.00             $1.00        $1.00         $1.00        $1.00       $1.00
                                             --------           -------      -------       -------      -------     -------

Income From Investment Operations:
---------------------------------------
Net Investment Income                            .026              .052         .058          .041         .030        .037
Net Realized Gain (Loss) on Investments             0                 0            0             0            0           0
                                             ---------          -------      --------       ------      -------    --------
Total From Investment Operations                 .026              .052         .058          .041         .030        .037
                                             ---------          -------      --------       ------      -------    ---------

Less Distributions:
---------------------------------------
Dividends to PC holders from
  Net Investment Income                         (.026)            (.052)       (.058)        (.041)       (.030)      (.037)
Distributions to PC holders from
  Net Capital Gains                                 0                 0            0             0            0           0
                                             --------           -------       --------     -------      -------       ------
Total Distributions                             (.026)            (.052)       (.058)        (.041)       (.030)      (.037)
                                             --------           -------       -------      -------      -------       -----
Net Asset Value, End of Period                  $1.00             $1.00        $1.00       $  1.00        $1.00       $1.00
                                             ========           =======      ========      =======      =======      ======

Total Return                                    5.43%(2)          5.38%        5.97%         4.21%        3.07%       3.73%

Ratios/Supplemental Data:
---------------------------------------
Net Assets, End of Period (000)              $454,915          $524,872     $584,976      $451,367     $474,838    $390,581
Ratio of Expenses to Average
  Net Assets(1)                                  .26%(2)           .23%         .24%          .26%         .24%        .23%
Ratio of Net Investment Income
  to Average Net Assets                         5.29%(2)          5.24%        5.82%         4.15%        3.02%       3.68%


------------------
(1) Without the waiver of advisory and administration fees (see Note C), the ratios of expenses to average daily net assets would have been .24%, .25% and .24% for the fiscal periods ended December 31, 1996, December 31, 1995 and December 31, 1992, respectively.
(2)  Annualized

                              FINANCIAL HIGHLIGHTS
                                  (Unaudited)

                              SHORT-TERM PORTFOLIO

     For a Participation Certificate (PC) Outstanding Throughout the Period



                                      SIX MONTHS           YEAR          YEAR      YEAR       YEAR       YEAR
                                        ENDED             ENDED         ENDED     ENDED      ENDED      ENDED
                                       6/30/97         12/31/96      12/31/95  12/31/94   12/31/93   12/31/92
                                      -----------  ------------  ------------  --------  ---------  ---------
Net Asset Value, Beginning of Period    $9.95            $10.00         $9.93    $10.03     $10.05     $10.09
                                      -----------  ------------  ------------  --------  ---------  ---------

Income From Investment Operations:

Net Investment Income                    .267              .542          .599      .440       .377       .443
Net Realized and Unrealized
 Gain (Loss) on Investments                 0             (.050)         .070     (.100)     (.009)     (.034)
                                      -----------  ------------  ------------  --------  ----------    -------
Total From Investment Operations         .267              .492          .669      .340       .368       .409
                                      -----------  ------------  ------------  --------  ---------     ------

Less Distributions:

Dividends to PC holders from
  Net Investment Income                 (.267)            (.542)        (.599)    (.440)     (.377)     (.443)
Distributions to PC holders from
  Net Capital Gains                         0                 0             0         0      (.011)     (.006)
                                      -----------  ------------  ------------  --------  ---------  ---------
Total Distributions                     (.267)            (.542)        (.599)    (.440)     (.388)     (.449)
                                      -----------  ------------  ------------  --------  ---------  ---------
Net Asset Value, End of Period          $9.95             $9.95        $10.00     $9.93     $10.03     $10.05
                                      ===========  ============  ============  ========  =========  =========

Total Return                             5.55% (3)         5.08%         6.92%     3.46%      3.72%      4.13%

Ratios/Supplemental Data:

Net Assets, End of Period (000)       $48,562           $69,940       $63,922  $103,240   $186,808   $195,579
Ratio of Expenses to Average
  Net Assets(1)                           .30%(3)           .30%          .30%      .30%       .30%       .30%
Ratio of Net Investment Income
  to Average Net Assets                  5.39%(3)          5.43%         6.00%     4.29%      3.74%      4.29%
Portfolio Turnover Rate(2)               79.5%(3)         119.0%         64.8%     47.6%      34.1%      37.6%

---------------
(1) Without the waiver of advisory, service agent and administration fees (see note C), the ratios of expenses to average daily net assets would have been .56% for the six months ended June 30, 1997 and .48%, .43%, .37%, .32% and .37% respectively, for the fiscal periods ended December 31, 1996,1995, 1994, 1993 and 1992.
(2)  Excludes security purchases with a maturity of less than one year.
(3)  Annualized

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

A.   Plan Investment Fund, Inc. (the "Fund") is registered under the
     Investment Company Act of 1940, as amended, as a diversified open-end regulated investment company. The Fund consists of three separate portfolios, the Government/REPO Portfolio, the Money Market Portfolio and the Short-Term Portfolio (the "Portfolio(s)"). The Fund is authorized to issue five billion Participation Certificates ("PCs"), par value $.001 per PC. The Fund presently offers three classes of PCs as follows: the Government/REPO Portfolio - one billion PCs authorized, the Money Market Portfolio - two billion PCs authorized and the Short-Term Portfolio - one billion PCs authorized.

B.   Significant accounting policies relating to the Fund are as follows:

     Security Valuation - Government/REPO Portfolio and Money Market Portfolio:
     Securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity or sale of the security.

     Security Valuation - Short-Term Portfolio: Securities for which market quotations are readily available (other than debt securities with remaining maturities of 60 days or less) are valued at the most recent quoted bid price provided by investment dealers. Debt securities with remaining maturities of 60 days or less are valued on an amortized cost basis (unless the Board determines that such basis does not represent fair value at that time).

     Securities Transactions and Investment Income - Securities transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis.

     Dividends to Participation Certificate Holders - Dividends of net investment income of the Portfolios declared daily and paid monthly. Dividends payable are recorded on the dividend record date. The Portfolios intend, subject to the use of offsetting capital loss carry-forwards, to distribute net realized short- and long-term capital gains, if any, once each year.

     Federal Income Taxes - No provision is made for federal taxes as it is each Portfolio's intention to continue to qualify as a regulated investment company and to make the requisite distributions to Participation Certificate Holders which will be sufficient to relieve each Portfolio from all, or substantially all, federal income and excise taxes. At June 30, 1997 the Short-Term Portfolio had capital loss carry-forwards amounting to $871,994 and $114,232 that expire in 2002 and 2003, respectively. These loss carry-forwards are available to offset possible future capital gains of the Short-Term Portfolio.

     Repurchase Agreements - Each Portfolio may agree to purchase money market instruments from financial institutions such as banks and broker-dealers subject to the seller's agreement to repurchase them at an agreed upon date and price ("repurchase agreements"). Collateral for the repurchase agreement is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The seller under a repurchase agreement is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreement is conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a separate account by the Fund's custodian or an authorized securities depository.

     Estimated Maturities - The maturity of collateralized mortgage obligations and other asset backed securities may vary due to prepayments of principal. The maturity dates for these securities are estimates based on historic prepayment factors.

     Variable Rate Obligations - For variable rate obligations, the interest rate presented is as of June 30, 1997 and the maturity shown is the date of the next interest readjustment.

     Management Estimates - The preparation of financial statements requires the use of management estimates.

C. The Fund has entered into agreements for advisory, administrative, service agent, custodian and transfer agent services as follows:

     Government/REPO Portfolio and Money Market Portfolio - PNC Institutional Management Corporation ("PIMC"), an indirectly wholly owned subsidiary of PNC Bank, National Association ("PNC Bank"), serves as the Portfolios' investment advisor and service agent. As compensation for its services the Portfolios pay PIMC a fee, computed daily and paid monthly, at the following rate: .20% of the first $250 million, .15% of the next $250 million, .12% of the next $250 million, .10% of the next $250 million, and .08% of amounts in excess of $1 billion.

     Short-Term Portfolio - Neuberger & Berman ("N&B"), a New York limited partnership, serves as the Portfolio's investment advisor. As compensation for its services, the Portfolio pays N&B a fee, computed daily and paid monthly, at the following rate: .30% of the first $50 million, .20% of the next $50 million, .15% of the next $150 million, and .10% of amounts in excess of $250 million.

     Health Plans Capital Services Corp. ("CSC") serves as the Fund's administrator and acts generally in a supervisory capacity with respect to the Fund's overall operations and relations with holders of PCs. As compensation for its services each Portfolio pays CSC a fee, computed daily and payable monthly at an annual rate not to exceed .05% of the average daily net assets of each of the Fund's Portfolios.

     PNC Bank acts as custodian of the Fund's assets and PFPC Inc. ("PFPC"), an affiliate of PNC Bank, acts as the Fund's transfer agent and dividend disbursing agent. In addition, PIMC serves as the Short-Term Portfolio service agent. PNC Bank, PIMC and PFPC receive fees from the Fund for serving in these capacities.

     PIMC and N&B have agreed contractually to reduce their advisory fees otherwise payable to them in 1997 by the Money Market Portfolio and the Short-Term Portfolio, respectively, to the extent necessary to reduce the ordinary operating expenses of both Portfolios individually so that they do not exceed 0.30 of one percent (0.30%) of each Portfolio's average net assets for the year. Under these contractual agreements, N&B waived $44,307 of such fees for the period ended June 30, 1997. PIMC voluntarily waived $24,731 of service agent fees and CSC voluntarily waived $3,106 of administrator fees payable by the Short-Term Portfolio during this period. In addition, PIMC voluntarily waived $4,251 and $136,657 of advisory fees and CSC voluntarily waived $1,417 and $28,340 of administrator fees payable by the Money Market Portfolio and Government/REPO Portfolio, respectively, during this period.

D.   At June 30, 1997, net assets consisted of:


                                     Government/REPO  Money Market  Short-Term
                                        Portfolio       Portfolio    Portfolio
                                     ---------------  ------------  -------------
Capital paid in....................    $128,737,432   $454,912,527  $49,603,624
Accumulated realized gain (loss) on
 security transactions............           -              2,182     (1,037,311)
Net unrealized depreciation of
 investments......................           -             -          (    3,895)
                                     ---------------  ------------  -------------
                                        $128,737,432  $454,914,709  $48,562,418
                                     ===============  ============  =============


E. Short-Term Portfolio purchases and sales of investment securities, other than short-term investments, were $18,770,064 and $9,641,554 respectively, and purchases and sales of U.S. Government securities were $15,769,584 and $9,529,682 respectively, for the period ended June 30, 1997.

              ANNUAL MEETING OF PARTICIPATION CERTIFICATE HOLDERS
                                  (Unaudited)


The 1997 Plan Investment Fund, Inc. Annual Meeting of Participation Certificate holders was held on April 22, 1997. At this meeting the Participation Certificate holders elected the slate of Trustee nominees recommended by the Board of Trustees and ratified the selection of Coopers & Lybrand L.L.P. as the independent certified public accountants for the fiscal year ending December 31, 1997. A total of 524,917,945.118 Participation Certificates, representing 84.7% of the Participation Certificates eligible to be voted at the meeting, were voted as follows:


                                             For        Against  Abstain
                                       ---------------  -------  -------

Election of Trustee nominees           524,917,945.118       0        0

Ratification of independent
 certified public accountants          524,917,945.118       0        0

                          PLAN INVESTMENT FUND, INC.


                               225 N. Michigan
                           Chicago, Illinois 60601
                                (312) 297-6372

                                   TRUSTEES

              ALBERT F. ANTONINI                 CHARLES R. LONG
              President and                      Senior Vice President,
                 Chief Executive Officer             Chief Financial Officer
              Blue Cross and Blue Shield             and Treasurer
                 of Central New York, Inc.       Highmark, Inc.

              PHILLIP A. GOSS                    DAVID M. MURDOCH
              President and                      Executive Vice President
                 Chief Executive Officer         Blue Cross and Blue Shield
              Plan Investment Fund, Inc.              Association
              Health Plans Capital
                 Services Corp.                  THOMAS J. WARD
                                                 President and
              GENE HOLCOMB                          Chief Executive Officer
              President                          Blue Cross of Northeastern
              Blue Cross and Blue Shield            Pennsylvania
                 of Tennessee-Memphis
                                                 SHERMAN M. WOLFF
              STEVEN L. HOOKER                   Senior Vice President, Finance
              Chief Financial Officer and           and Sales
                 Treasurer                       Health Care Service Corporation
              The Regence Group

              RONALD F. KING
              President and
                 Chief Executive Officer
              Blue Cross and Blue Shield
                 of Oklahoma


                             INVESTMENT ADVISORS

GOVERNMENT/REPO PORTFOLIO                                SHORT-TERM PORTFOLIO
AND MONEY MARKET PORTFOLIO                               Neuberger & Berman
PNC Institutional Management Corporation                 New York, New York
Wilmington, Delaware